Commitments	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Disclosure of commitments [text block]
30.	Commitments

As at December 31, 2018, the Corporation’s contractual obligations are as follows:

(a)	The Corporation has entered into various operating lease contracts for office space, motor vehicles and office equipment. The future minimum payments under these leases as are as follows:

2019	$391
2020	283
2021	210
2022	210
2023	190
Thereafter	156

$1,440

(b)	The Corporation’s other contractual obligations, including with respect to capital asset expenditures, totaled approximately $360,000.

(c)
As a consequence of its commitment to renounce deductible exploration expenditures to the purchasers of flow-through shares, the Corporation is required to incur further renounceable exploration expenditures totaling $3,170,000 by December 31, 2019.